Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (809)	$ (3,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	28	19
Amortization of license and supply agreement	190	211
Non-cash stock-based compensation, including stock options and restricted stock	772	551
Non-employee stock-based compensation		46
Inventory reserve		27
Allowance for doubtful accounts reserve		35
Amortization of debt discount	116	53
(Gain) loss on foreign currency transactions	19	(4)
(Increase) decrease in operating assets:
Accounts receivable	(416)	(17)
Inventory	(195)	(103)
Prepaid expenses and other current assets	30	(10)
Other assets	(10)
Increase (decrease) in operating liabilities:
Accounts payable	268	(76)
Accrued expenses		51
Deferred revenue	(70)	(69)
Net cash used in operating activities	(77)	(2,112)
Investing activities
Purchases of property and equipment		(45)
Net cash used in investing activities		(45)
Financing activities
Proceeds from issuance of common stock	1,179
Net proceeds from secured revolving credit facility	711
Proceeds from issuance of unsecured note		1,187
Proceeds from exercise of warrants	100	1
Net cash provided by (used in) financing activities	1,990	1,188
Effect of exchange rates on cash	6	(4)
Net increase (decrease) in cash	1,919	(973)
Cash, beginning of year	275	1,248
Cash, end of year	2,194	275
Supplemental disclosure of cash flow information
Cash paid for interest expense	148	113
Cash paid for income taxes	7	11
Supplemental disclosure of noncash investing and financing activities
Purchase of equipment in accrued expenses	10
Fair value of warrants issued with unsecured note payable		393
Investment in lease receivable, net		92
Cost of equipment in sales-type lease		92
Restricted stock issued to settle liability	30	51
Deposit on inventory reclassified from prepaid expenses and other current assets to inventory		18
Deposit on property and equipment reclassified from prepaid expenses and other current assets to property and equipment		$ 124